SUMMARY OF CHANGES IN WARRANTS (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of warrants beginning balance | shares	18,781,066	18,743,226	20,704,664
Weighted average exercise price, warrants beginning balance | $ / shares	$ 0.21	$ 0.16	$ 0.24
Number of warrants issued | shares		16,274,000	6,485,000
Weighted average exercise price, warrants issued | $ / shares		$ 0.22	$ 0.15
Number of warrants exercised | shares	(909,400)	(10,058,660)
Weighted average exercise price, warrants exercised | $ / shares	$ 0.19	$ 0.16
Number of warrants expired | shares	(17,871,666)	(6,177,500)	(8,446,438)
Weighted average exercise price, warrants expired | $ / shares	$ 0.22	$ 0.15	$ 0.33
Number of warrants ending balance | shares		18,781,066	18,743,226
Weighted average exercise price, warrants ending balance | $ / shares		$ 0.21	$ 0.16